Offerings	May 12, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	(1) There are being registered hereunder such indeterminate number of shares of Class A Common Stock, such indeterminate number of shares of Class B Common Stock, such indeterminate number of shares of preferred stock and such indeterminate principal amount of debt securities. The securities registered also include such indeterminate number of shares of Class A Common Stock, Class B Common Stock, preferred stock and amount of debt securities as may be issued upon conversion of or exchange for debt securities that provide for conversion or exchange, upon exercise of warrants or pursuant to the antidilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the Securities Act) the shares being registered hereunder include such indeterminate number of shares of Class A Common Stock, Class B Common Stock and preferred stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. (2) The registrant is relying on Rules 456(b) and 457(r) under the Securities Act, to defer payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act. The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class B Common Stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.01531%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01531%
Offering Note	See Note 1.